Disclosure of geographical areas, additions to property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Additions to property, plant and equipment	$ 259,815	$ 216,885
Manitoba [Member]
Statement [Line Items]
Additions to property, plant and equipment	97,936	65,521
Peru [Member]
Statement [Line Items]
Additions to property, plant and equipment	143,372	125,489
Arizona [Member]
Statement [Line Items]
Additions to property, plant and equipment	18,507	25,856
Corporate and other activities [Member]
Statement [Line Items]
Additions to property, plant and equipment	$ 0	$ 19